Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2025
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Payables

	December 31, 2025	December 31, 2024
Employee related payables	$3,748,750	$2,225,906
Accrued expenses	14,028,385	5,694,788
VAT, duty and excise tax liability	122,573	1,557,733
Other	2,575,083	35,505
Total	$20,474,791	$9,513,932